ACQUISITION - Narrative (Details) shares in Thousands, $ in Millions		3 Months Ended	12 Months Ended
	Oct. 02, 2017 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Repayments of borrowings			$ 1,998	$ 1,279
Veresen
Disclosure of detailed information about business combination [line items]
Purchase price consideration	$ 6,400
Cash consideration	1,522
Repayments of borrowings	$ 152
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 25
Revenue of acquiree since acquisition date		15
Earnings of acquiree since acquisition date		$ 111
Revenue of combined entity as if combination occurred at beginning of period				44
Earnings of combined entity as if combination occurred at beginning of period				$ 247
Subsequent recognition of deferred tax liabilities, goodwill			$ 7
Ordinary shares | Veresen
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer (in shares) | shares	99,466
Equity interests of acquirer	$ 4,356
Preferred share capital | Veresen
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 522